Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 13,524,258	$ 9,312,757	$ 8,896,631	$ 3,672,583	$ 35,406,229
BRAZIL
Total	5,694,373	7,977,497	1,485,294	3,672,583	18,829,747
BRAZIL | Government of Brazil
Total	5,694,373	7,977,497	780,906		14,452,776
BRAZIL | Municipality of Belo Horizonte
Total			95,832	1,001	96,833
BRAZIL | Municipality of Godofredo Viana
Total			50,809	3,529,611	3,580,420
BRAZIL | Municipality of Porteirinha
Total			172,263	$ 141,971	314,234
BRAZIL | State Government of Maranho
Total			187,997		187,997
BRAZIL | State Government of Minas Gerais
Total			197,487		197,487
CANADA
Total	717,097		5,493,671		6,210,768
CANADA | Animbiigoo Zaagiigan Anishinaabel
Total			690,481		690,481
CANADA | Aroland First Nation
Total			663,050		663,050
CANADA | Ginoogaming First Nation
Total			628,447		628,447
CANADA | Long Lake 58 First Nation
Total			1,870,706		1,870,706
CANADA | Metis Nation of Ontario
Total			100,107		100,107
CANADA | Minodahmun Development LP
Total			94,880		94,880
CANADA | Municipality of Greenstone
Total	681,669		510,142		1,191,811
CANADA | Province of Ontario
Total	35,428		935,858		971,286
MEXICO
Total	1,010,527	1,333,735	761,241		3,105,503
MEXICO | Federal Government of Mexico
Total	1,010,527	1,333,735	761,241		3,105,503
UNITED STATES
Total	6,102,261	1,525	1,156,425		7,260,211
UNITED STATES | Government of the United States of America
Total	700,000		1,094		701,094
UNITED STATES | San Bernardino County
Total	1,230,355		4,698		1,235,053
UNITED STATES | State of California
Total	$ 4,171,906	$ 1,525	$ 1,150,633		$ 5,324,064